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                            DEUTSCHE ASSET MANAGEMENT

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                                    WORLD MAP

                                  Mutual Fund
                                 Annual Report
                                December 31, 2000

                                  Institutional

Treasury Assets Fund
Formerly Institutional Treasury Assets

                                [GRAPHIC OMITTED]
                                 A MEMBER OF THE
                               DEUTSCHE BANK GROUP

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3

              TREASURY ASSETS FUND INSTITUTIONAL

                 Schedule of Investments ..................................  6
                 Statement of Assets and Liabilities ......................  8
                 Statement of Operations ..................................  9
                 Statements of Changes in Net Assets ...................... 10
                 Financial Highlights ..................................... 11
                 Notes to Financial Statements ............................ 12
                 Report of Independent Accountants ........................ 14
                 TaxInformation ........................................... 14



            --------------------------------------------------------
    The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
            --------------------------------------------------------

--------------------------------------------------------------------------------
                                        2

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Treasury Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The year 2000 in the money markets can be described as a dichotomy. The first half of the year was characterized by solid economic growth and expansion, resulting in higher yields. As the second half of the year progressed, the market began to anticipate an economic slowdown, which led to a money market rally and a dramatic decline in yields.

AS THE FIRST HALF OF THE YEAR PROGRESSED, THE US ECONOMY CONTINUED TO EXPAND, CAUSING ALARM AMONG INVESTORS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o The ongoing strength of the economy was reflected in low unemployment and soaring existing home sales, durable goods orders and retail sales.
o Taking a hard stance, the Federal Reserve Board followed up its 0.75% rate increase in 1999 with three additional interest rate hikes, totaling another 1.00%, bringing the targeted federal funds rate to 6.50%.

THE US ECONOMY BEGAN SHOWING SIGNS OF SLOWING IN THE THIRD QUARTER, REFLECTING THE LAGGED EFFECT OF THE 1.75% OF INTEREST RATE INCREASES BY THE FEDERAL RESERVE BOARD OVER THE PREVIOUS TWELVE MONTHS.
o Consumer demand, manufacturing activity and employment all began to contract.
o The increased cost of energy reduced the profitability of corporations, which found it hard to pass price increases on to their customers.
o While holding interest rates steady, the Federal Reserve Board explained that it would maintain its inflation vigil while trying to determine whether the slowdown in domestic demand was 'tentative and preliminary' or if the significant tightenings over the last year and a half had produced the desired results.

INVESTMENT REVIEW



                                               CUMULATIVE TOTAL               AVERAGE ANNUAL
                                                        RETURNS                TOTAL RETURNS          ANNUALIZED
                                      -------------------------  ---------------------------  ------------------
                                                                                                7 day      7 day
   Periods   ended                    Past 1  Past 3      Since  Past 1    Past 3      Since  current  effective
   December 31, 2000                    year   years  inception    year     years  inception    yield      yield
                                      ------  ------  ---------  ------    ------  ---------  -------  ---------
 Treasury Assets Fund Institutional(1)
   (inception 12/1/97)                  6.27%  17.57%  18.11%     6.27%     5.54%   5.55%     6.29%(2)  6.49%(2)
-----------------------------------------------------------------------------------------------------------------------------------

 iMoneyNet -- Institutional Government
   Money Funds Average(3)               5.94%  16.59%  17.10%(4)  5.94%     5.24%   5.25%(4)  5.98%     6.15%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Past performance is not indicative of future results.Yields and total return will fluctuate.The yields quoted more closely reflect the Fund's current earnings than the total return quotations.'Current yield' refers to the income generated by an investment in the Fund over a 7-day period.This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. Total return figures assume the reinvestment of dividends. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 For the 16-month period beginning December 31, 1999, the investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses. Without such waivers the Fund's 7-day current and effective yields would have been 6.18% and 6.38%, respectively.
3 Money Fund Report Averages are compiled by iMoneyNet,Inc. (formerly IBCFinancialData,Inc.), an independent money market mutual fund rating service. Money Fund Report Averages are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's returns.
4    Benchmark returns are for the periods beginning November 30, 1997.
--------------------------------------------------------------------------------
                                        3

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Asset Type as of December 31, 2000
 (percentages are based on market value of total investments in the Portfolio)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

US Treasury Notes                      7%
US Government and Agency Obligations  25%
Floating Rate Note                     6%
Repurchase Agreements                 62%

THE SLOWDOWN IN THE ECONOMY ACCELERATED DURING THE FOURTH QUARTER, AS CONSUMER DEMAND AND INDUSTRIAL PRODUCTION FALTERED AND BUSINESSES SOUGHT TO TRIM UNWANTED INVENTORIES.
o In particular, consumer spending on motor vehicles and other big ticket items was sluggish.
o Analysts reduced corporate earnings expectations and equity prices continued to slump.
o Additionally, deterioration in credit quality made investors concerned about lending to corporate issuers, particularly in the longer end of the yield curve. Consequently, yield spreads on these longer-term issues widened against US Treasuries.
o A combination of investors becoming more risk averse and thus moving to shorter maturities along with money fund managers' reluctance to extend their portfolios due to typical year-end liquidity concerns supported an expensive market at the short end of the yield curve.
o The Federal Reserve Board held interest rates steady through the balance of the year, but did make an unprecedented move by shifting directly from a tightening to an easing bias at its December 19th meeting.

DIVERGENT CONDITIONS ALSO IMPACTED THE SHORT-TERM TREASURY MARKET OVER THE ANNUAL PERIOD.
o During the first half of the year, investors were purchasing short-term Treasuries to avoid volatile equity and bond markets while the Federal Reserve Board continued to raise interest rates. At the same time, the government's cutback in overall issuance and its buyback program produced a lack of supply in the Treasury market.
o Consequently, as the Federal Reserve Board moved interest rates higher through May, Treasury bill yields did not follow as quickly.
o Early in the second half of the year, the US Treasury decided to increase the size of its weekly bill auctions and issue large cash management bills, as it bought back longer-term bonds outstanding. Cash management bills are being used more extensively by the US Treasury as a temporary source of cash prior to tax dates. This added supply caused a significant increase in the yields of Treasury bills.
o However, as the year progressed, the volatile equity markets and the deterioration in corporate credit quality renewed a flight-to-quality factor into the Treasury market. This, along with anticipation of the Federal Reserve Board lowering interest rates, provided the catalyst for the market to become technically strong once again.

INVESTMENT REVIEW
We were able to produce competitive yields during the annual period in Treasury Assets Fund Institutional. Our strategy during the first half of the year was to maintain a somewhat shorter than average duration, taking advantage of the higher yields offered by repurchase agreements and cash management bills when those opportunities presented themselves. During the second half of the year, we managed the Portfolio with a relatively neutral to the benchmark average duration. The yield differential between repurchase agreements and the underlying Treasury securities was significant. Thus, we focused on taking advantage of the higher yields offered by repurchase agreements, both overnight and term, enabling us to produce competitive yields in the Fund.

MANAGER OUTLOOK
The rapid deceleration in the economy at the end of 2000 provided the catalyst for the Federal Reserve Board to lower the targeted federal funds rate and discount rate by 0.50% on January 3, 2001. This surprise move -- coming between scheduled meetings -- came at an inopportune time for many money market funds. The reason is that most money market funds are managed with a shorter relative duration at year end for liquidity purposes. Consequently, this excess cash had to be reinvested at the beginning of the year at lower rates.

--------------------------------------------------------------------------------
                                        4

Treasury Assets Fund Institutional

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We believe that the Federal Reserve Board will continue to ease monetary policy throughout the first half of the new year. Expectations of a controlled decline in growth have been replaced by fears of a 'hard landing.' Ultimately, we expect the US economy to return to a moderate growth path, but probably not in the first quarter of 2001. The duration and depth of the current slowdown will likely be dependent upon consumers and businesses regaining optimism about the economy. In addition to monetary policy, fiscal policy and the potential for generous tax breaks may be determining factors that could provide significant stimulus to the economy.

Going forward, the yield on Treasury funds in general will likely be impacted by whether or not cash management bills are outstanding. As Treasury issuance decreases and the buybacks of longer-term debt increases, yield spreads between short-term Treasuries and repurchase agreements versus other instruments may continue to widen. In our view, temporary supply in the form of cash management bills will provide welcome relief to an otherwise technically expensive market, and thus in Treasury Assets Fund Institutional we intend to take advantage of those market dislocations.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of Treasury Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.

/S/ DARLENE M. RASEL
    ----------------
Darlene M. Rasel
Portfolio Manager of TREASURY ASSETS FUND INSTITUTIONAL
December 31, 2000


--------------------------------------------------------------------------------
                                        5

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000


   PRINCIPAL
      AMOUNT   SECURITY                                                   VALUE
 -----------   --------                                                   -----
               FLOATING RATE NOTES(1) -- 5.73%
               Federal Home Loan Bank,
                  Monthly Variable Rate:
 $15,000,000    6.616%, 8/1/01 ..................................  $ 14,993,466
  15,000,000    6.458%, 9/26/01 .................................    14,993,536
                                                                   ------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $29,987,002) .................................    29,987,002
                                                                   ------------
               AGENCY OBLIGATIONS -- 24.74%
               Federal Home Loan Bank:
   5,000,000     4.875%, 1/26/01 ................................     4,993,862
  15,000,000     6.415%, 1/31/01 ................................    14,919,812
  10,000,000     6.39%, 2/1/01 ..................................     9,996,854
  15,000,000     6.41%, 2/2/01 ..................................    14,914,533
  15,000,000     6.50%, 4/26/01 .................................    14,996,154
                                                                   ------------
                                                                     59,821,215
                                                                   ------------
               Federal Home Loan Mortgage Corporation:
  10,000,000     5.30%, 1/2/01 ..................................     9,998,528
  10,000,000     5.00%, 2/15/01 .................................     9,978,137
  10,123,000     6.37%, 3/19/01 .................................     9,985,077
                                                                   ------------
                                                                     29,961,742
                                                                   ------------
               Federal National Mortgage Association:
  15,000,000     6.44%, 1/11/01 .................................    14,973,167
   4,000,000     6.35%, 2/2/01 ..................................     3,999,629
   5,000,000     5.625%, 3/15/01 ................................     4,988,685
   5,000,000     6.41%, 3/15/01 .................................     4,935,010
   6,000,000     6.52%, 3/16/01 .................................     5,999,125
   5,000,000     6.28%, 5/24/01 .................................     4,875,272
                                                                   ------------
                                                                     39,770,888
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
   (Amortized Cost $129,553,845) ................................   129,553,845
                                                                   ------------
               US TREASURY OBLIGATIONS -- 7.55%
               US Treasury Bills:
  15,000,000     5.93%, 4/12/01 .................................    14,750,446
  10,000,000     6.075%, 5/10/01 ................................     9,782,313
                                                                   ------------
                                                                     24,532,759
                                                                   ------------
               US Treasury Notes,
  15,000,000     4.50%, 1/31/01 .................................    14,977,615
                                                                   ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $39,510,374) .................................    39,510,374
                                                                   ------------

--------------------------------------------------------------------------------
                                        6

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000


  PRINCIPAL
     AMOUNT    SECURITY                                                   VALUE
 -----------   --------                                                   -----
               REPURCHASE AGREEMENTS(2) -- 62.12%

 $15,000,000   Tri Party  Repurchase  Agreement  with BNP  Paribas,
               dated 12/06/00, 6.40%, principal and interest in the
               amount of $15,154,667,  due 2/2/01, (collaterized by
               US  Treasury  Note with a par value of  $15,091,000,
               coupon rate of 6.625%,  due  5/31/02,  with a market
               value $15,418,402) .................................$ 15,000,000

  20,000,000   Tri  Party  Repurchase  Agreement  with  CIBC  World
               Markets Corp., dated 12/29/00,  5.75%, principal and
               interest in the amount of  $20,012,778,  due 1/2/01,
               (collaterized  by US Treasury  Bond with a par value
               of $17,980,000,  coupon rate of 6.375%, due 8/15/27,
               with a market value of $20,403,881) ................  20,000,000

  15,000,000   Tri Party  Repurchase  Agreement  with Credit Suisse
               First Boston Corp., dated 11/02/00, 6.46%, principal
               and  interest  in the  amount  of  $15,239,558,  due
               1/30/01,  (collaterized  by US Treasury  Note with a
               par value of $15,115,000, coupon rate of 4.625%, due
               12/31/00,   with  a  market  value  of  $15,456,048)  15,000,000

 110,105,340   Tri Party  Repurchase  Agreement with Goldman Sachs,
               dated  12/29/00,  5.98%  and  6.00%,  principal  and
               interest in the amount of $110,178,610,  due 1/2/01,
               (collaterized  by US Treasury  Bond with a par value
               of  $6,363,000,  coupon rate of 7.25%,  due 8/15/22,
               with a market value of $7,849,088 and by US Treasury
               Note with a par value of $99,887,000, coupon rate of
               6.375%,   due  6/30/02,   with  a  market  value  of
               $104,459,038) ...................................... 110,105,340

  20,000,000   Tri  Party   Repurchase   Agreement  with  Greenwich
               Capital,   dated  12/22/00,   6.25%,  principal  and
               interest in the amount of  $20,038,194,  due 1/2/01,
               (collaterized by US Resolution Funding Strips with a
               par value of  $34,226,000,  coupon rates of 6.43% to
               6.64%,  due from  1/15/01 to 4/15/30,  with a market
               value of  $20,169,901  and by RFCSP Strip  Principal
               with a par value of $892,000,  coupon rates of 6.45%
               to 6.55%, due from 7/15/01 to 4/15/30, with a market
               value of $231,680) .................................  20,000,000

  15,000,000   Tri Party  Repurchase  Agreement  with  J.P.  Morgan
               Inc., dated 11/10/00,  6.47%, principal and interest
               in  the   amount   of   $15,242,625,   due   2/8/01,
               (collateralized   by   Federal   National   Mortgage
               Association with a par value of $17,421,000,  coupon
               rate of 0.00%,  due 4/1/03,  with a market  value of
               $15,300,307) .......................................  15,000,000

  15,000,000   Tri Party  Repurchase  Agreement  with Merrill Lynch
               and  Co.,  dated  12/12/00,   6.40%,  principal  and
               interest in the amount of $15,173,333,  due 2/15/01,
               (collaterized  by US Treasury Strip with a par value
               of $24,275,000,  coupon rate of 6.00%,  due 8/15/09,
               with a market value of $15,300,775) ................  15,000,000

  15,000,000   Tri Party  Repurchase  Agreement with Morgan Stanley
               dated 12/05/00, 6.48%, principal and interest in the
               amount of $15,010,800,  due 1/2/01, (collaterized by
               US  Treasury  Bill with a par value of  $15,670,000,
               coupon  rate of 0.00%,  due  4/26/01,  with a market
               value of $15,381,829) ..............................  15,000,000

  50,000,000   Tri Party  Repurchase  Agreement  with Smith Barney,
               dated 12/29/00, 5.75%, principal and interest in the
               amount of $50,031,944,  due 1/2/01, (collaterized by
               US  Treasury  Bond with a par value of  $36,050,000,
               coupon  rate of 9.25%,  due  2/15/16,  with a market
               value of $51,025,018) ..............................  50,000,000

  15,000,000   Tri Party Repurchase Agreement with UBS Warburg LLC,
               dated 11/30/00, 6.43%, principal and interest in the
               amount of $15,166,108, due 1/31/01, (collaterized by
               US Treasury Inflation Index Bond with a par value of
               $14,005,000,  coupon  rate of 3.875%,  due  4/15/29,
               with a market value of $15,304,038) ................  15,000,000

  35,129,520   Tri Party  Repurchase  Agreement  with  Westdeutsche
               Landesbank  Girozentrale,   dated  12/29/00,  6.00%,
               principal and interest in the amount of $35,147,085,
               due 1/2/01, (collaterized by US Treasury Bond with a
               par value of $48,260,000,  coupon rate of 8.50%, due
               2/15/20,   with  a  market  value  of   $66,207,015)  35,129,520
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $325,234,860)                                    325,234,860
                                                                   ------------
TOTAL INVESTMENTS
   (Amortized Cost $524,286,081)(3)                      100.14%   $524,286,081
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.14)       (734,549)
                                                         ------    ------------
NET ASSETS                                               100.00%   $523,551,532
                                                         ======    ============

--------------------------------------------------------------------------------
(1)  Stated maturity is final maturity not next reset date.
(2) Market value disclosed for collateral on repurchase agreements is as of December 31, 2000. The term repurchase agreements are subject to a seven-day demand feature.
(3)  Also, aggregate cost for federal tax purposes.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        7

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                         DECEMBER 31, 2000
                                                                         -----------------
ASSETS
   Investment at value (amortized cost of $524,286,081) ..................   $ 524,286,081
   Cash ..................................................................          61,571
   Interest receivable ...................................................       2,071,532
   Prepaid expenses and other ............................................          11,966
                                                                             -------------
Total assets .............................................................     526,431,150
                                                                             -------------
LIABILITIES
   Due to Bankers Trust ..................................................          44,322
   Dividend payable ......................................................       2,763,377
   Accrued expenses and other ............................................          71,919
                                                                             -------------
Total liabilities ........................................................       2,879,618
                                                                             -------------
NET ASSETS ...............................................................   $ 523,551,532
                                                                             =============
COMPOSITION OF NET ASSETS
   Paid-in capital .......................................................   $ 523,567,641
   Accumulated net realized loss from investment transactions ............         (16,109)
                                                                             -------------
NET ASSETS ...............................................................   $ 523,551,532
                                                                             =============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ....................................     523,561,155
                                                                             =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ............................   $        1.00
                                                                             =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 2000
                                                            ------------------
INVESTMENT INCOME

   Interest income ........................................       $ 35,870,140
                                                                  ------------
EXPENSES

   Advisory fees ..........................................            865,312
   Administration fees ....................................            576,845
   Professional fees ......................................             45,588
   Printing and shareholder reports .......................             21,219
   Trustees fees ..........................................              3,843
   Miscellaneous ..........................................             19,647
                                                                  ------------
Total expenses ............................................          1,532,454
Less: fee waivers or expense reimbursements ...............           (607,734)
                                                                  ------------
Net expenses ..............................................            924,720
                                                                  ------------
NET INVESTMENT INCOME .....................................         34,945,420

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS ..............             (6,034)
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 34,939,386
                                                                  ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                   2000               1999
                                                        ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $   (34,945,420    $    31,599,525
   Net realized loss from investments ...............            (6,034)            (4,014)
                                                        ---------------    ---------------
Net increase in net assets from operations ..........        34,939,386         31,595,511
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............................       (34,945,420)       (31,599,525)
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)(1)
   Proceeds from sales of shares ....................     2,281,025,250      3,152,772,659
   Cost of shares redeemed ..........................    (2,396,334,124)    (3,002,127,706)
                                                        ---------------    ---------------
Net increase (decrease) from capital transactions in
   shares of beneficial interest ....................      (115,308,874)       150,644,953
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (115,314,908)       150,640,939
NET ASSETS
   Beginning of year ................................       638,866,440        488,225,501
                                                        ---------------    ---------------
   End of year ......................................   $  (523,551,532    $   638,866,440
                                                        ===============    ===============

--------------------------------------------------------------------------------
(1) As of December 31, 2000 and December 31, 1999, five shareholders held 44% and one shareholder held 7% of the Fund's outstanding shares, respectively.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Treasury Assets Fund Institutional.

                                                                                                  FOR THE PERIOD
                                                             FOR THE YEARS ENDED DECEMBER 31, DEC. 1, 1997(1) TO
                                                       2000               1999           1998      DEC. 31, 1997
                                                   --------           --------       --------           --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD               $   1.00           $   1.00       $   1.00           $   1.00
                                                   --------           --------       --------           --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.06               0.05           0.05             0.0046
   Net realized gain (loss) on investment
     transactions                                     (0.00)(2)          (0.00)(2)       0.00(2)            0.00(2)
                                                   --------           --------       --------           --------
Total from investment operations                       0.06               0.05           0.05             0.0046
                                                   --------           --------       --------           --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (0.06)             (0.05)         (0.05)           (0.0046)
                                                   --------           --------       --------           --------
NET ASSET VALUE, END OF PERIOD                       $ 1.00             $ 1.00         $ 1.00            $  1.00
                                                   ========           ========       ========           ========
TOTAL INVESTMENT RETURN                                6.27%              4.97%          5.33%              0.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                                $523,552           $638,866       $488,226           $ 94,386
   Ratios to average net assets:
     Net investment income                             6.06%              4.86%          5.24%              5.43%(3)
     Expenses after waivers                            0.16%              0.16%          0.16%              0.16%(3)
     Expenses before waivers                           0.27%              0.26%          0.27%              0.97%(3)

--------------------------------------------------------------------------------
(1) The Fund's inception date.
(2) Less than $0.01 per share.
(3) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Treasury Assets Fund Institutional (the 'Fund') is one of the institutional funds offered to 'accredited investors' as defined under the Securities Act of 1933 and to institutional investors by theTrust. The Fund began operations and offering shares of beneficial interest on December 1, 1997. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue shares of beneficial interest in the Fund.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund, are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of

--------------------------------------------------------------------------------
                                       12

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Fund pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002 to the extent necessary to limit all expenses to .16% of the average daily net assets of the Fund.

At December 31, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.

NOTE 3 -- CAPITAL LOSSES
At December 31, 2000, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $11,768, of which $538 expires in 2007 and $11,230 expires in 2008.

NOTE 4 -- SUBSEQUENT EVENT
On  January  24,  2001,   the  Fund  changed  its  name  from  Treasury   Assets
Institutional to Treasury Assets Fund Institutional.

--------------------------------------------------------------------------------
                                       13

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Treasury Assets Fund Institutional


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Assets Fund Institutional (one of the funds comprising BT Institutional Funds, hereafter referred to as the 'Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2000, 28.74% has been derived from investments in US Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
                                       14

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management,Inc., and Deutsche Asset Management Investment Services Limited.


Treasury Assets Fund Institutional                              CUSIP #055924815
                                                                1664ANN (12/00)

Exclusive Placement Agent:
ICC Distributors, Inc.